Related Party Transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Net cash outflow on non-current amounts owed by ultimate parent company		£ 1,514
Cash inflow on non-current amounts owed from ultimate parent company		6
Cash outflow on non-current amounts owed by ultimate parent company	[1]	1,508	£ 1,677	£ 1,571
Non cash movements on non current asset investments		£ 41

[1]	There are non-cash movements in this intra-group loan arrangement which principally relate to the settlement of dividends with the parent company and amounts the ultimate parent company was owed by the parent company which were settled through their loan accounts with British Telecommunications plc. Refer to note 28 for further information.